Document and Entity Information	6 Months Ended
	Dec. 31, 2012	Feb. 14, 2013
Entity Registrant Name	United Community Bancorp
Entity Central Index Key	0001344970
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	ucba
Entity Common Stock, Shares Outstanding		8,567,440
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012
Assets
Cash and due from banks	$ 2,241	$ 1,872
Interest-earning deposits in other financial institutions	37,134	27,207
Cash and cash equivalents	39,375	29,079
Investment securities:
Securities available for sale - at estimated market value	28,616	21,275
Securities held to maturity - at amortized cost	471	493
Mortgage-backed securities available for sale - at estimated market value	144,171	124,621
Loans receivable, net	266,684	283,154
Loans available for sale	110	393
Property and equipment, net	6,880	7,062
Federal Home Loan Bank stock, at cost	6,588	6,588
Accrued interest receivable:
Loans	1,122	1,137
Investments and mortgage-backed securities	651	585
Other real estate owned, net	885	197
Cash surrender value of life insurance policies	10,046	10,010
Deferred income taxes	2,914	3,004
Prepaid expenses and other assets	4,839	4,913
Goodwill	2,522	2,522
Intangible asset	790	870
Total assets	516,664	495,903
Liabilities and Stockholders' Equity
Deposits	425,117	426,967
Advances from FHLB	10,333	10,833
Accrued interest on deposits	21	33
Accrued interest on FHLB advance	8	8
Advances from borrowers for payment of insurance and taxes	348	325
Accrued expenses and other liabilities	2,629	2,749
Total liabilities	438,456	440,915
Commitments and contingencies	22,889	0
Stockholders' equity
Preferred stock, $0.01 par value; 1,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 19,000,000 shares authorized, 8,464,000 shares issued at December 31, 2012 and June 30, 2012; 7,834,782 shares outstanding at December 31, 2012 and June 30, 2012	36	36
Additional paid-in capital	36,908	36,958
Retained earnings	27,438	27,060
Less shares purchased for stock plans	(2,284)	(2,416)
Treasury Stock, at cost - 629,218 shares at December 31, 2012 and June 30, 2012	(7,122)	(7,122)
Accumulated other comprehensive income:
Unrealized gain on securities available for sale, net of income taxes	343	472
Total stockholders' equity	55,319	54,988
Total liabilities and stockholders' equity	$ 516,664	$ 495,903

Consolidated Statements of Financial Condition [Parenthetical] (USD $)	Dec. 31, 2012	Jun. 30, 2012
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	19,000,000	19,000,000
Common stock, shares issued	8,464,000	8,464,000
Common stock, shares outstanding	7,834,782	7,834,782
Treasury stock, shares	629,218	629,218

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans	$ 3,323	$ 3,999	$ 6,773	$ 7,897
Investments and mortgage-backed securities	780	701	1,555	1,490
Total interest income	4,103	4,700	8,328	9,387
Interest expense:
Deposits	844	1,045	1,800	2,183
Borrowed funds	45	12	92	26
Total interest expense	889	1,057	1,892	2,209
Net interest income	3,214	3,643	6,436	7,178
Provision for loan losses	225	681	475	1,579
Net interest income after provision for loan losses	2,989	2,962	5,961	5,599
Other income:
Service charges	629	621	1,250	1,260
Gain on sale of loans	284	130	532	213
Gain on sale of investments	263	327	263	563
Gain on sale of other real estate owned	40	2	47	2
Income from bank owned life insurance	82	64	217	131
Other	69	61	125	162
Total other income	1,367	1,205	2,434	2,331
Other expense:
Compensation and employee benefits	1,785	1,695	3,594	3,431
Premises and occupancy expense	372	310	711	638
Deposit insurance premium	104	77	281	214
Advertising expense	85	114	181	207
Data processing expense	346	311	719	616
Provision for loss on real estate owned	105	0	105	0
Intangible amortization	40	40	80	79
Professional fees	100	247	402	445
Other operating expenses	433	347	714	660
Total other expense	3,370	3,141	6,787	6,290
Income before income taxes	986	1,026	1,608	1,640
Income tax provision	290	314	418	452
Net income	$ 696	$ 712	$ 1,190	$ 1,188
Basic and diluted earnings per share (in dollars per share)	$ 0.09	$ 0.09	$ 0.15	$ 0.16

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 696	$ 712	$ 1,190	$ 1,188
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on securities available for sale	(602)	(537)	31	317
Reclassification adjustment for gains on securities available for sale included in income	(160)	(199)	(160)	(343)
Total comprehensive income (loss)	$ (66)	$ (24)	$ 1,061	$ 1,162

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 1,190	$ 1,188
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	253	279
Provision for loan losses	475	1,579
Deferred loan origination costs	(74)	(89)
Amortization of premium on investments	1,448	1,151
Proceeds from sale of loans	14,192	7,002
Loans disbursed for sale in the secondary market	(13,377)	(6,900)
Gain on sale of loans	(532)	(213)
Amortization of intangible asset	80	79
Amortization of acquisition-related loan yield adjustment	(119)	0
Amortization of acquisition-related CD yield adjustment	(8)	(15)
Gain on sale of investment securities	(263)	(563)
Provision for loss on real estate owned	105	0
Gain on sale of other real estate owned	(47)	(2)
Increase in cash surrender value of life insurance	(217)	(131)
ESOP shares committed to be released	82	84
Stock-based compensation expense	0	48
Deferred income taxes	173	151
Effects of change in operating assets and liabilities:
Accrued interest receivable	(51)	126
Prepaid expenses and other assets	74	(19)
Accrued interest	(12)	(8)
Accrued expenses and other	(122)	(260)
Net cash provided by operating activities	3,250	3,487
Investing activities:
Proceeds from maturity of available for sale investment securities	0	7,500
Proceeds from sale of available for sale investment securities	0	20,572
Proceeds from maturity of held to maturity securities	22	21
Proceeds from repayment of mortgage-backed securities available for sale	14,132	11,737
Proceeds from sale of mortgage-backed securities available for sale	23,817	31,012
Proceeds from sale of other real estate owned	1,574	10
Purchases of available for sale investment securities	(7,244)	(4,009)
Purchases of mortgage-backed securities available for sale	(58,992)	(69,920)
Purchases of Federal Home Loan Bank stock	0	(4,081)
Net decrease (increase) in loans	13,868	(1,836)
Proceeds from (purchase of) bank owned life insurance	182	(2,123)
Capital expenditures	(71)	(160)
Net cash used in investing activities	(12,712)	(11,277)
Financing activities:
Net increase (decrease) in deposits	(1,842)	(5,633)
Repayments of Federal Home Loan Bank advances	(500)	(500)
Proceeds from stock conversion	22,889	0
Dividends paid to stockholders	(812)	(664)
Net increase in advances from borrowers for payment of insurance and taxes	23	72
Net cash provided by (used in) financing activities	19,758	(6,725)
Net increase (decrease) in cash and cash equivalents	10,296	(14,515)
Cash and cash equivalents at beginning of period	29,079	31,159
Cash and cash equivalents at end of period	$ 39,375	$ 16,644

BASIS OF PRESENTATION	6 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1.          BASIS OF PRESENTATION- The Company, a Federally-chartered corporation, is the mid-tier holding company for United Community Bank (the “Bank”), which is a Federally-chartered, FDIC-insured savings bank. The Company was organized in conjunction with the Bank’s reorganization from a mutual savings bank to the mutual holding company structure on March 30, 2006. United Community MHC (the “MHC”), a Federally-chartered corporation, was the mutual holding company parent of the Company and owned approximately 59.4% of the Company as of December 31, 2012. The Company, through the Bank, operates in a single business segment providing traditional banking services through its office and branches in southeastern Indiana. UCB Real Estate Management Holding, LLC is a wholly-owned subsidiary of the Bank. The entity was formed for the purpose of holding assets that are acquired by the Bank through, or in lieu of, foreclosure. UCB Financial Services, Inc, a wholly-owned subsidiary of United Community Bank, was formed for the purpose of collecting commissions on investments referred to Lincoln Financial Group.

The accompanying unaudited consolidated financial statements were prepared in accordance with the rules and regulations of the Securities and Exchange Commission, and therefore do not include all information or footnotes necessary for complete financial statements in conformity with accounting principles generally accepted in the United States of America. However, all normal recurring adjustments that, in the opinion of management, are necessary for a fair presentation of the financial statements have been included. No other adjustments have been included. The results for the three- and six-month periods ended December 31, 2012 are not necessarily indicative of the results that may be expected for the fiscal year ending June 30, 2013. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the accompanying notes thereto for the year ended June 30, 2012, which are included on the Company’s Annual Report on Form 10-K as filed with the Securities and Exchange Commission on September 7, 2012.

The Company evaluates events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements.

EMPLOYEE STOCK OWNERSHIP PLAN ("ESOP")	6 Months Ended
Dec. 31, 2012
Employee Stock Ownership [Abstract]
Employee Stock Ownership [Text Block]
2.           EMPLOYEE STOCK OWNERSHIP PLAN (“ESOP”) – As of December 31, 2012 and June 30, 2012, the ESOP owned 151,632 shares of the Company’s common stock, which were held in a suspense account until released for allocation to participants.

EARNINGS PER SHARE ("EPS")	6 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

3.           EARNINGS PER SHARE (“EPS”) – The Company’s restricted share awards contain non-forfeitable dividend rights but do not contractually obligate the holders to share in the losses of the Company. Accordingly, during periods of net income, unvested restricted shares are included in the determination of both basic and diluted EPS. During periods of net loss, these shares are excluded from both basic and diluted EPS.

Basic EPS is based on the weighted average number of common shares and unvested restricted shares outstanding, adjusted for ESOP shares not yet committed to be released. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock. For each of the three- and six-month periods ended December 31, 2012 and 2011, outstanding options to purchase 346,304 shares were excluded from the computations of diluted earnings per share as their effect would have not been dilutive. The following is a reconciliation of the basic and diluted weighted average number of common shares outstanding:

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2012	2011	2012	2011

Basic weighted average outstanding shares	7,683,150	7,638,321	7,683,150	7,638,321
Effect of dilutive stock options	—	-	—	-
Diluted weighted average outstanding shares	7,683,150	7,638,321	7,683,150	7,638,321

STOCK-BASED COMPENSATION	6 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
4.           STOCK-BASED COMPENSATION – The Company applies the provisions of ASC 718-10-35-2, Compensation-Stock Compensation, to stock-based compensation, which requires the Company to measure the cost of employee services received in exchange for awards of equity instruments and to recognize this cost in the financial statements over the period during which the employee is required to provide such services. The Company has elected to recognize compensation cost associated with its outstanding stock-based compensation awards with graded vesting on an accelerated basis pursuant to ASC 718-10-35-8. The expense is calculated for stock options at the date of grant using the Black-Scholes option pricing model. The expense associated with restricted stock awards is calculated based upon the value of the common stock on the date of grant. No stock-based compensation awards were granted during the three- and six-month periods ended December 31, 2012 and 2011.

DIVIDENDS	6 Months Ended
Dec. 31, 2012
Dividend [Abstract]
Dividend Disclosure [Text Block]
5.           DIVIDENDS – On July 26, 2012, the Board of Directors of the Company declared cash dividends on the Company’s outstanding shares of stock of $0.11 per share. The dividend, totaling $812,000 was paid on August 31, 2012.

SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

6.           SUPPLEMENTAL CASH FLOW INFORMATION

	Six Months Ended
	December 31,
	2012	2011
	(Dollars in thousands)

Supplemental disclosure of cash flow information is as follows:
Cash paid during the period for:
Income taxes	$223	$—
Interest	$1,904	$2,218

Supplemental disclosure of non-cash investing and financing activities is as follows:
Unrealized gain (loss) on securities designated as available for sale, net of tax	$(129)	$(26)
Transfers of loans to other real estate owned	$2,320	$514

DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES	6 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

7.           DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES - ASC 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate the value. For financial instruments where quoted market prices are not available, fair values are estimated using present value or other valuation methods.

The following methods and assumptions are used in estimating the fair values of financial instruments:

Cash and cash equivalents

The carrying values presented in the consolidated statements of position approximate fair value.

Investments and mortgage-backed securities

For investment securities (debt instruments) and mortgage-backed securities, fair values are based on quoted market prices, where available. If a quoted market price is not available, fair value is estimated using quoted market prices of comparable instruments.

Loans receivable

The fair value of the loan portfolio is estimated by evaluating homogeneous categories of loans with similar financial characteristics. Loans are segregated by types, such as residential mortgage, commercial real estate, and consumer. Each loan category is further segmented into fixed and adjustable rate interest, terms, and by performing and non-performing categories. The fair value of performing loans, except residential mortgage loans, is calculated by discounting contractual cash flows using estimated market discount rates which reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources. The fair value for significant non-performing loans is based on recent internal or external appraisals. Assumptions regarding credit risk, cash flow, and discount rates are judgmentally determined by using available market information.

Federal Home Loan Bank stock

The Bank is a member of the Federal Home Loan Bank system and is required to maintain an investment based upon a pre-determined formula. The carrying values presented in the consolidated statements of position approximate fair value.

Deposits

The fair values of passbook accounts, NOW accounts, and money market savings and demand deposits approximate their carrying values. The fair values of fixed maturity certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently offered for deposits of similar maturities.

Advance from Federal Home Loan Bank

The fair value is calculated using rates available to the Company on advances with similar terms and remaining maturities.

Off-balance sheet items

Carrying value is a reasonable estimate of fair value. These instruments are generally variable rate or short-term in nature, with minimal fees charged.

The estimated fair values of the Company’s financial instruments at December 31, 2012 and June 30, 2012 are as follows:

	December 31, 2012		June 30, 2012
	Carrying Amounts	Fair Value	Carrying Amounts	Fair Value
	(In thousands)
Financial assets:
Cash and due from banks	$39,375	$39,375	$29,079	$29,079
Investment securities available for sale	28,616	28,616	21,275	21,275
Investment securities held to maturity	471	471	493	493
Mortgage-backed securities	144,171	144,171	124,621	124,621
Loans receivable and loans receivable held for sale	266,794	265,202	283,547	280,244
Accrued interest receivable	1,773	1,773	1,722	1,722
Investment in FHLB stock	6,588	6,588	6,588	6,588

Financial liabilities:
Deposits	425,117	427,057	426,967	429,208
Accrued interest payable	29	29	33	33
FHLB advance	10,333	10,555	10,883	10,911

Off-balance sheet items	$—	$—	$—	$—

ASC 820-10-50-2 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

 Fair value methods and assumptions are set forth below for each type of financial instrument. Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 2 securities include U.S. Government and agency mortgage-backed securities, U.S. Government agency bonds, municipal securities, and other real estate owned. If quoted market prices are not available, the Bank utilizes a third party vendor to calculate the fair value of its available for sale securities. The third party vendor uses quoted prices of securities with similar characteristics when available.  If such quotes are not available, the third party vendor uses pricing models or discounted cash flow models with observable inputs to determine the fair value of these securities.

Fair value measurements for certain assets and liabilities measured at fair value on a recurring basis:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
	(In thousands)
December 31, 2012:
Mortgage-backed securities	$144,171	$—	$144,171	$—
Municipal bonds	28,470	—	28,470	—
Other equity securities	146	146	—	—

June 30, 2012:
Mortgage-backed securities	$124,621	$—	$124,621	$—
Municipal bonds	21,148	—	21,148	—
Other equity securities	127	127	—	—

Fair value measurements for certain assets and liabilities measured at fair value on a nonrecurring basis:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
	(In thousands)
December 31, 2012:
Other real estate owned	$885	$—	$885	$—
Loans held for sale	110	—	110	—
Impaired loans	25,203	—	25,203	—

June 30, 2012:
Other real estate owned	$197	$—	$197	$—
Loans held for sale	393	—	393	—
Impaired loans	28,190	—	28,190	—

The adjustments to other real estate owned and impaired loans are based primarily on appraisals of the real estate, cash flow analysis or other observable market prices. The Bank’s policy is that fair values for these assets are based on current appraisals or cash flow analysis.

INVESTMENT SECURITIES	6 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment Securities Disclosure [Text Block]
8.	INVESTMENT SECURITIES

Investment securities available for sale at December 31, 2012 consist of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed securities	$144,249	$816	$894	$144,171
Municipal bonds	27,755	822	107	28,470
Other equity securities	210	—	64	146
	$172,214	$1,638	$1,065	$172,787

Investment securities held to maturity at December 31, 2012 consist of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Municipal Bonds	$471	$—	$—	$471

Investment securities available for sale at June 30, 2012 consist of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed securities	$124,354	$566	$299	$124,621
Municipal bonds	20,548	693	93	21,148
Other equity securities	210	—	83	127
	$145,112	$1,259	$475	$145,896

Investment securities held to maturity at June 30, 2012 consist of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Municipal Bonds	$493	$—	$—	$493

The mortgage-backed securities, callable bonds and municipal bonds available for sale have the following maturities at December 31, 2012:

	Amortized cost	Estimated market value
Due or callable in one year or less	$-	$-
Due or callable in 1 - 5 years	82,107	82,624
Due or callable in 5 - 10 years	81,579	81,362
Due or callable in greater than 10 years	8,318	8,655
Total debt securities	$172,004	$172,641

All other securities available for sale at December 31, 2012 are saleable within one year. The Bank held $471,000 and $493,000 in investment securities that are being held to maturity at December 31, 2012 and June 30, 2012, respectively. The investment securities held to maturity have annual returns of principal and will be fully matured between 2014 and 2019.

The expected returns of principal of investments held to maturity are as follows as of December 31, 2012

(dollars in thousands):

January 1, 2013 through June 30, 2013	$24
2014	49
2015	147
2016	56
2017 and thereafter	195
$471

Gross proceeds on the sale of investment and mortgage-backed securities were $23.8 million and $26.0 million for the three-month periods ended December 31, 2012 and 2011, respectively. Gross proceeds on the sale of investment and mortgage-backed securities were $23.8 million and $51.6 million for the six-month periods ended December 31, 2012 and 2011, respectively. Gross realized gains for the three-month periods ended December 31, 2012 and 2011 were $263,000 and $327,000, respectively. Gross realized gains for the six-month periods ended December 31, 2012 and 2011 were $263,000 and $563,000, respectively. There were no gross realized losses for the three- and six-month periods ended December 31, 2012 and 2011.

The table below indicates the length of time individual investment securities and mortgage-backed securities have been in a continuous loss position at December 31, 2012:

	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities	$65,420	$846	$2,465	$48	$67,885	$894
Municipal bonds	8,448	107	-	-	8,448	107
Other equity securities	-	-	146	64	146	64
	$73,868	$953	$2,611	$112	$76,479	$1,065
Number of investments	35		2		37

Securities available for sale are reviewed for possible other-than-temporary impairment on a quarterly basis. During this review, management considers the severity and duration of the unrealized losses as well as its intent and ability to hold the securities until recovery, taking into account balance sheet management strategies and its market view and outlook. Management also assesses the nature of the unrealized losses taking into consideration factors such as changes in risk-free interest rates, general credit spread widening, market supply and demand, creditworthiness of the issuer or any credit enhancement providers, and the quality of the underlying collateral. Management does not intend to sell these securities in the foreseeable future, and does not believe that it is more likely than not that the Bank will be required to sell a security in an unrealized loss position prior to a recovery in its value. The decline in market value is due to changes in market interest rates. The fair values are expected to recover as the securities approach maturity dates.

GOODWILL AND INTANGIBLE ASSET	6 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
9.	GOODWILL AND INTANGIBLE ASSET

In June 2010, the Company acquired three branches from Integra Bank National Association (“Integra”), which was accounted for under the purchase method of accounting. Under the purchase method, the Company is required to allocate the cost of an acquired company to the assets acquired, including identified intangible assets, and liabilities assumed based on their estimated fair values at the date of acquisition. The excess cost over the value of net assets acquired represents goodwill, which is not subject to amortization.

Goodwill arising from business combinations represents the value attributable to unidentifiable intangible elements in the business acquired. Goodwill recorded by the Company in connection with its acquisition relates to the inherent value in the business acquired and this value is dependent upon the Company’s ability to provide quality, cost-effective services in a competitive market place. As such, goodwill value is supported ultimately by revenue that is driven by the volume of business transacted. A decline in earnings as a result of a lack of growth or the inability to deliver cost-effective services over sustained periods can lead to impairment of goodwill that could adversely impact earnings in future periods.

Goodwill is not amortized but is tested for impairment when indicators of impairment exist, or at least annually. Potential goodwill impairment exists when the fair value of the reporting unit (as defined by U.S. GAAP) is less than its carrying value. An impairment loss is recognized in earnings only when the carrying amount of goodwill is less than its implied fair value.

The following table indicates changes to the core deposit intangible asset and goodwill balances for the six-month period ended December 31, 2012:

	Core Deposit Intangible	Goodwill
	( in thousands)

Balance at June 30, 2012	$870	$2,522
Amortization	(80)	-
Balance at December 31, 2012	$790	$2,522

The core deposit intangible is being amortized using the double declining balance method over its estimated useful life of 8.75 years. Remaining amortization of the core deposit intangible is as follows (dollars in thousands) as of December 31, 2012:

January 1, 2013 through June 30, 2013	$100
2014	143
2015	118
2016	117
2017	117
2018 and thereafter	195
$790

DISCLOSURES ABOUT THE CREDIT QUALITY OF LOANS RECEIVABLE AND THE ALLOWANCE FOR LOAN LOSSES (IN THOUSANDS)	6 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Financing Receivables [Text Block]

10. DISCLOSURES ABOUT THE CREDIT QUALITY OF LOANS RECEIVABLE AND THE ALLOWANCE FOR LOAN LOSSES (IN THOUSANDS)

The following tables illustrate certain disclosures required by ASC 310-10-50-11B(c), (g) and (h), the changes to the allowance for loan losses, for the three and six months ended December 31, 2012 (in thousands):

	One- to Four- Family Owner- Occupied Mortgage	Consumer	One- to Four-family Non-owner Occupied Mortgage	Multi- family Non- owner Occupied Mortgage	Non- Residential Real estate	Construction	Land	Commercial and Agricultural	Total
Allowance for Credit Losses:
Balance, October 1, 2012:	$935	$551	$257	$1,671	$2,221	$6	$19	$23	$5,683
Charge offs	(73)	(41)	-	-	(106)	-	-	-	(220)
Recoveries	8	12	-	-	1	-	-	1	22
Provision	57	15	(7)	111	51	(3)	3	(2)	225
Ending Balance:	$927	$537	$250	$1,782	$2,167	$3	$22	$22	$5,710
Allowance for Credit Losses:
Balance, July 1, 2012:	$666	$477	$236	$1,915	$2,282	$3	$11	$24	$5,614
Charge offs	(132)	(91)	(61)	-	(100)	-	-	-	(209)
Recoveries	13	25	60	9	2	-	-	1	28
Provision	380	126	15	(142)	89	-	11	(4)	475
Ending Balance:	$927	$537	$250	$1,782	$2,167	$3	$22	$22	$5,710

Balance, Individually Evaluated	$16	$-	$7	$410	$431	$-	$-	$-	$864

Balance, Collectively Evaluated	$911	$537	$243	$1,372	$1,736	$3	$22	$22	$4,846

Financing receivables:
Ending balance	$117,599	$36,040	$17,450	$34,641	$54,357	$771	$3,589	$7,121	$271,568

Ending Balance: individually evaluated for impairment	$4,350	$1,624	$1,376	$11,894	$6,248	$-	$21	$100	$25,613

Ending Balance: collectively evaluated for impairment	$100,877	$29,013	$15,354	$22,720	$43,671	$771	$3,482	$6,128	$222,016

Ending Balance: loans acquired with deteriorated credit quality	$12,372	$5,403	$720	$27	$4,438	$-	$86	$893	$23,939

Allowance for Credit Losses and Recorded Investment in Loans Receivable

For the year ended June 30, 2012 (in thousands):

	One- to Four- Family Owner- Occupied Mortgage	Consumer	One- to Four-family Non-owner Occupied Mortgage	Multi- family Non- owner Occupied Mortgage	Non- Residential Real estate	Construction	Land	Commercial and Agricultural	Total
Allowance for Credit Losses:
Beginning balance:	$800	$310	$112	$2,610	$1,462	$3	$12	$26	$5,335
Charge offs	(529)	(302)	-	(1,233)	(1,804)	-	(8)	(23)	(3,899)
Recoveries	135	105	-	256	4	-	-	16	516
Provision	260	364	124	282	2,620	-	7	5	3,662
Ending Balance:	$666	$477	$236	$1,915	$2,282	$3	$11	$24	$5,614

Balance, Individually Evaluated	$17	$-	$9	$487	$562	$-	$-	$-	$1,075

Balance, Collectively Evaluated	$649	$477	$227	$1,428	$1,720	$3	$11	$24	$4,539

Financing receivables:
Ending balance	$121,701	$35,595	$17,821	$42,325	$59,123	$1,189	$3,441	$7,004	$288,199

Ending Balance: individually evaluated for impairment	$5,992	$1,652	$1,051	$14,000	$7,177	$-	$28	$240	$30,140

Ending Balance: collectively evaluated for impairment	$102,175	$28,561	$16,019	$27,914	$47,307	$1,189	$3,330	$5,616	$232,111

Ending Balance: loans acquired with deteriorated credit quality	$13,534	$5,382	$751	$411	$4,639	$-	$83	$1,148	$25,948

The following tables illustrate certain disclosures required by ASC 310-10-50-29(b).

Credit Risk Profile by Internally Assigned Grade

At December 31, 2012

(in thousands)

	One- to Four- Family Owner- Occupied Mortgage	Consumer	One- to Four-family Non-owner Occupied Mortgage	Multi-family Non-owner Occupied Mortgage	Non- Residential Real estate	Construction	Land	Commercial and Agricultural	Total
Grade:
Pass	$104,043	$34,625	$11,323	$17,556	$28,785	$771	$2,473	$5,917	$205,493
Watch	7,662	867	4,708	2,232	15,519	--	900	753	32,641
Special mention	641	31	--	361	3,419	--	189	--	4,641
Substandard	5,253	517	1,419	14,492	6,634	--	27	451	28,793
Total:	$117,599	$36,040	$17,450	$34,641	$54,357	$771	$3,589	$7,121	$271,568

Credit Risk Profile by Internally Assigned Grade

At June 30, 2012

(in thousands)

	One- to Four- Family Owner- Occupied Mortgage	Consumer	One- to Four-family Non-owner Occupied Mortgage	Multi-family Non-owner Occupied Mortgage	Non- Residential Real estate	Construction	Land	Commercial and Agricultural	Total
Grade:
Pass	$108,642	$34,380	$11,836	$15,423	$30,379	$510	$2,577	$6,015	$209,762
Watch	6,503	683	4,059	10,223	11,250	479	836	615	34,648
Special mention	268	24	827	347	10,249	--	--	--	11,715
Substandard	6,288	508	1,099	16,332	7,245	200	28	374	32,074
Total:	$121,701	$35,595	$17,821	$42,325	$59,123	$1,189	$3,441	$7,004	$288,199

The following tables illustrate certain disclosures required by ASC 310-10-50-7A for gross loans.

Age Analysis of Past Due Loans Receivable

At December 31, 2012

(in thousands)

	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total current	Total loans receivable
Mortgage One- to Four- Family - Owner-Occupied	$1,302	$504	$755	$2,561	$115,038	$117,599
Consumer	56	42	84	182	35,858	36,040
One- to Four- Family Non-Owner Occupied Mortgage	802	-	2	804	16,646	17,450
Multi-family Residential Real Estate Mortgage	-	-	2,356	2,356	32,285	34,641
Non-Residential Real Estate	360	-	-	360	53,997	54,357
Construction	-	-	-	-	771	771
Land	-	-	-	-	3,589	3,589
Commercial and Agricultural	13	-	71	84	7,037	7,121
Total	$2,533	$546	$3,268	$6,347	$265,221	$271,568

 Age Analysis of Past Due Loans Receivable

At June 30, 2012

(in thousands)

	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total current	Total loans receivable
Mortgage One- to Four- Family - Owner-Occupied	$1,764	$355	$993	$3,112	$118,589	$121,701
Consumer	195	15	274	484	35,111	35,595
One- to Four- Family Non-Owner-Occupied Mortgage	947	—	53	1,000	16,821	17,821
Multi-family Residential Real Estate Mortgage	489	—	—	489	41,836	42,325
Nonresidential Real Estate	207	306	698	1,211	57,912	59,123
Construction	—	—	—	—	1,189	1,189
Land	—	—	—	—	3,441	3,441
Commercial and Agricultural	246	—	—	246	6,758	7,004
Total	$3,848	$676	$2,018	$6,542	$281.657	$288,199

The following table illustrates certain disclosures required by ASC 310-10-50-15.

Impaired Loans
				For the three months ended December 31, 2012		For the six months ended December 31, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average Recorded investment	Interest income recognized	Average Recorded investment
With a related allowance recorded:
Mortgage One- to Four- Family - Owner-Occupied	$38	$67	$16	$-	$38	$-	$39
Consumer	-	-	-	-	-	-	-
One- to Four- Family Non-Owner Occupied Mortgage	338	345	6	5	374	10	408
Multifamily Residential Real Estate Mortgage	4,206	4,615	410	30	4,229	50	4,241
Non-Residential Real Estate	4,613	6,169	431	26	4,607	42	4,710
Construction	-	-	-	-	-	-	-
Land	-	-	-	-	-	-	-
Commercial and Agricultural	-	-	-	-	-	-	-
Total	$9,195	$11,196	$863	$61	$9,248	$102	$9,398

Impaired Loans
				For the three months ended December 31, 2012		For the six months ended December 31, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average Recorded investment	Interest income recognized	Average Recorded investment
With no related allowance recorded:
Mortgage One- to Four- Family - Owner-Occupied	$5,197	$6,028	$-	$33	$5,647	$49	$5,923
Consumer	517	1,191	-	21	519	26	515
One- to Four- Family Non-Owner Occupied Mortgage	1,075	1,103	-	3	893	10	690
Multifamily Residential Real Estate Mortgage	7,560	10,644	-	68	8,307	134	8,620
Non-Residential Real Estate	1,477	4,089	-	2	1,499	7	1,569
Construction	-	-	-	-	-	-	-
Land	27	48	-	-	27	-	28
Commercial and Agricultural	155	162	-	5	196	9	211
Total	$16,008	$23,265	$-	$132	$17,088	$235	$17,556

Impaired Loans
				For the three months ended December 31, 2012		For the six months ended December 31, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average Recorded investment	Interest income recognized	Average Recorded investment
Total:
Mortgage One- to Four- Family - Owner-Occupied	$5,235	$6,095	$16	$33	$5,685	$49	$5,962
Consumer	517	1,191	-	21	519	26	515
One- to Four- Family Non-Owner Occupied Mortgage	1,413	1,448	6	8	1,267	20	1,098
Multifamily Residential Real Estate Mortgage	11,766	15,259	410	98	12,536	184	12,861
Non-Residential Real Estate	6,090	10,258	431	28	6,106	49	6,279
Construction	-	-	-	-	-	-	-
Land	27	48	-	-	27	-	28
Commercial and Agricultural	155	162	-	5	196	9	211
Total	$25,203	$34,461	$863	$193	$26,336	$337	$26,954

				For the year ended June 30, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(in thousands)
With an allowance recorded:
One- to Four- Family - Owner-Occupied	$40	$70	$(17)	—	$33
Consumer	—	—	—	—	—
One- to Four- Family Non-Owner Occupied Mortgage	476	485	(9)	14	238
Multi-family Residential Real Estate Mortgage	4,266	4,754	(487)	119	5,375
Nonresidential Real Estate	4,915	6,661	(562)	61	2,457
Construction	—	—	—	—	—
Land	—	—	—	—	—
Commercial and Agricultural	—	—	—	—	—
Total	$9,697	$11,970	$(1,075)	$194	$8,103

				For the year ended June 30, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(in thousands)
Without an allowance recorded:
Mortgage One- to Four- Family - Owner-Occupied	$6,476	$7,353	$—	$96	$6,293
Consumer	508	1,168	—	40	254
One- to Four- Family Non-Owner Occupied Mortgage	285	403	—	2	260
Multi-family Residential Real Estate Mortgage	9,247	12,923	—	230	7,865
Non-residential Real Estate	1,709	4,216	—	39	4,510
Construction	—	—	—	—	—
Land	28	49	—	—	14
Commercial and Agricultural	240	249	—	13	120
Total	$18,493	$26,361	$—	$420	$19,316

				For the year ended June 30, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(in thousands)
Total:
Mortgage One- to Four- Family - Owner-Occupied	$6,516	$7,423	$(17)	$96	$6,326
Consumer	508	1,168	—	40	254
One- to Four- Family Non-Owner Occupied Mortgage	761	888	(9)	16	498
Multifamily Residential Real Estate Mortgage	13,513	17,677	(487)	349	13,240
Nonresidential Real Estate	6,624	10,877	(562)	100	6,967
Construction	—	—	—	—	—
Land	28	49	—	—	14
Commercial and Agricultural	240	249	—	13	120
Total	$28,190	$38,331	$(1,075)	$614	$27,419

The Bank did not have any investments in subprime loans at December 31, 2012. Impaired loans at December 31, 2012 included troubled debt restructurings with an aggregate principal balance of $21.5 million and a recorded investment of $20.9 million. See Note 11 for more discussion on troubled debt restructurings.

TROUBLED DEBT RESTRUCTURINGS	6 Months Ended
Dec. 31, 2012
Troubled Debt Restructuring [Abstract]
Troubled Debt Restructuring [Text Block]

11.           TROUBLED DEBT RESTRUCTURINGS - From time to time, as part of our loss mitigation process, loans may be renegotiated in a troubled debt restructuring (“TDR”) when we determine that greater economic value will ultimately be recovered under the new restructured terms than through foreclosure, liquidation, or bankruptcy. We may consider the borrower’s payment status and history, the borrower’s ability to pay upon a rate reset on an adjustable rate mortgage, size of the payment increase upon a rate reset, period of time remaining prior to the rate reset, and other relevant factors in determining whether a borrower is experiencing financial difficulty. TDRs are accounted for as set forth in ASC 310-40 Troubled Debt Restructurings by Creditors (“ASC 310-40”). A TDR may be on nonaccrual or it may accrue interest. A TDR is typically on non-accrual until the borrower successfully performs under the new terms for at least six consecutive months. However, a TDR may be placed on accrual immediately following the restructuring in those instances where a borrower’s payments are current prior to the modification, the loan is restructured at a market rate and management determines that principal and interest under the new terms are fully collectible. All TDRs are considered to be impaired loans. A TDR will be removed from TDR classification if it is restructured at a market rate, is not impaired under restructured terms and has been performing for at least twelve consecutive months.

Existing performing loan customers who request a loan (non-TDR) modification and who meet the Bank’s underwriting standards may, usually for a fee, modify their original loan terms to terms currently offered. The modified terms of these loans are similar to the terms offered to new customers with similar credit risk. The fee assessed for modifying the loan is deferred and amortized over the life of the modified loan using the level-yield method and is reflected as an adjustment to interest income. Each modification is examined on a loan-by-loan basis and if the modification of terms represents more than a minor change to the loan, then the unamortized balance of the pre-modification deferred fees or costs associated with the mortgage loan are recognized in interest income at the time of the modification. If the modification of terms does not represent more than a minor change to the loan, then the unamortized balance of the pre-modification deferred fees or costs continue to be deferred.

During the quarter ended March 31, 2011, we began restructuring loans into a split note or Note A/Note B format. With respect to a particular loan relationship, upon performing a global analysis of the relationship with the borrower, the terms of Note A are calculated using current financial information to determine the amount of payment at which the borrower would have a debt service coverage ratio of 1.5x or better. The resulting payment is calculated based upon a 30-year amortization period, then fixed for two years, with the loan maturing at the end of the two year period. The amount for Note B is the difference between Note A and the original amount to be refinanced, plus all other expenses necessary to restructure the loans. The Note B bears the same interest rate and balloon term as Note A, but no principal or interest payments are due until maturity. While no amount of the original indebtedness of the borrower is forgiven through this process, the full amount of Note B is charged-off at the time of issuance of the Note B. Note A is treated as any other troubled debt restructuring and initially is placed on non-accrual. Generally, Note A may return to accrual status after a history of performance in accordance with the restructured terms of at least six consecutive months is established.

The following tables summarize TDRs by loan type and accrual status.

	At December 31, 2012
	Loan Status		Total Unpaid Principal	Related	Recorded	Number of	Average Recorded
(In thousands)	Accrual	Nonaccrual	Balance	Allowance	Investment	Loans	Investment
One- to Four-Family residential real estate	$2,084	$2,936	$5,020	$23	$4,997	27	$4,904
Multi-family residential real estate	5,832	4,116	9,948	154	9,794	11	10,997
Nonresidential real estate	3,645	2,866	6,511	431	6,080	8	5,776
Total	$11,561	$9,918	$21,479	$608	$20,871	46	$21,677

	At June 30, 2012
	Loan Status		Total Unpaid Principal	Related	Recorded	Number of	Average Recorded
(In thousands)	Accrual	Nonaccrual	Balance	Allowance	Investment	Loans	Investment
One- to Four-Family residential real estate	$2,374	$2,601	$4,975	26	$4,949	28	$5,365
Multi-family residential real estate	7,715	4,251	11,966	165	11,801	12	11,514
Nonresidential real estate	3,122	2,987	6,109	465	5,644	8	6,194
Total	$13,211	$9,839	$23,050	$656	$22,394	48	$23,073

Interest income recognized on TDRs is as follows:

	For the three months ended December 31,		For the six months ended December 31,
	2012	2011	2012	2011

One-to-Four Family residential real estate	$18	$36	$35	$71
Multifamily fresidential real estate	83	115	169	232
Nonresidential real estate	28	37	48	79
Construction	-	1	-	2
Commercial	-	-	-	-
Consumer	-	-	-	-
Total	$129	$189	$252	$384

At December 31, 2012, the Bank had 46 loans with a recorded investment totaling $20.9 million that qualified as TDRs, and has reserved an aggregate of $608,000 for losses on these loans. At December 31, 2012, TDRs with no related allowance totaled $13.4 million and TDRs with a related allowance totaled $7.5 million. At December 31, 2012, the Bank had no other commitments to lend on its TDRs. At June 30, 2012, the Bank had 48 loans totaling $23.1 million that qualified as TDRs, and has established an allowance for losses on these loans of $656,000. At June 30, 2012, TDRs with no related allowance totaled $17.4 million and TDRs with a related allowance totaled $5.7 million. Management continues to monitor the performance of loans classified as TDRs.

Loans that were included in TDRs at December 31, 2012 and June 30, 2012 were generally given concessions of interest rate reductions of between 25 and 300 basis points, and/or structured as interest only payment loans for periods of one to three years. Many of these loans also have balloon payments due at the end of their lowered interest rate period, requiring the borrower to refinance at market rates at that time. At December 31, 2012, there were 41 loans with required principal and interest payments, and five loans with required interest only payments. At June 30, 2012, there were 39 loans with required principal and interest payments, and nine loans with required interest only payments.

The following table is a roll forward of activity in our TDRs:

	Three Months Ended December 31, 2012		Six Months Ended December 31, 2012
	Recorded Investment	Number of Loans	Recorded Investment	Number of Loans
(Dollar amounts in thousands)
Beginning balance	$21,763	46	$22,394	48
Additions to TDR	525	1	681	1
Charge-offs	-	-	-	-
Removal of TDRs(1)	(1,228)	(1)	(1,374)	(3)
Payments	(189)	-	(830)	-
Ending balance	$20,871	46	$20,871	46

(1)	One TDR was foreclosed on during the six month period and transferred to REO in the amount of $146,000. At June 30, 2012, one customer had two TDRs that were restructured during the six months ended December 31, 2012 into one loan.

Two loans that were recorded as TDRs at June 30, 2012 were restructured during the six months ended December 31, 2012 upon the end of the original restructured terms. The restructuring increased the recorded investment in these loans by $156,000 and the loans continue to be carried as TDRs.

One new loan was recorded as a TDR during the quarter ended December 31, 2012. The borrowers approached the Bank in the quarter ended December 31, 2012, and told the Bank, after they had consulted with their accountant and financial planner, that they  were unsure whether or not they could continue to make payments on their $479,000 loan that was secured by a nonresidential property.  After negotiations, it was agreed that a split note strategy would be used with a balloon payment in the quarter ending December 31, 2015.  The “A” note would be for $375,000 and the “B” note would be for $106,000.  The fees associated with these restructurings were included in the “B” note.  Both of these notes are considered trouble debt restructurings. Also, both of these notes are secured by the nonresidential property and also by the owner-occupied,  single family residence of the borrowers.  The properties securing these notes were appraised within the previous six months.  The total of these appraisals was $706,000.  The owner-occupied, single family residence had a loan with a principal balance of $180,000 as of December 31, 2012.  The interest rate of the “A” note was the same interest rate that the borrowers had before the restructuring.  This interest rate was above the market interest rate for a nonresidential property. With a debt service coverage ratio at 1.20, which is in compliance with current loan underwriting guidelines, and a loan to value less than 80%, this loan was included in “Accruing restructured loans” as of December 31, 2012 and in the “Credit Risk Profile by Internally Assigned Grade” table, Note “A” is classified as “Nonresidential real estate, Substandard” as of December 31, 2012.  Note “B” has a 0% interest rate and the full amount of this loan was charged off.

EFFECT OF RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
12.	EFFECT OF RECENT ACCOUNTING PRONOUNCEMENTS

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The ASU became effective for the Company during the quarter ended September 30, 2012. The adoption of this ASU does not impact the way the Company reports comprehensive income, and did not have an impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The ASU became effective for the Company during the quarter ended September 30, 2012. The adoption of this ASU did not have a significant impact on the Company's consolidated financial statements.

In July 2012 the FASB issued ASU 2012-02, Intangibles - goodwill and other (Topic 350). The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. Effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued.

In August 2012 the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. Because the amendments in this ASU reflect only guidance modifications that the SEC had previously issued, the amendments have no incremental impact on the reporting entity.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements. The amendments in this update clarify the Codification or corrects unintended application of guidance and includes amendments identifying when the use of fair value should be linked to the definition of fair value in Topic 820, Fair Value Measurement. For public entities, amendments subject to transition guidance will be effective for fiscal periods beginning after December 15, 2012.

SUBSEQUENT EVENT	6 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13.	SUBSEQUENT EVENT

United Community Bancorp, a federal corporation (“old United Community Bancorp” or the “Company”) completed its previously announced conversion from the mutual holding company form of organization to the stock holding company form on January 9, 2013. As a result of the conversion, United Community Bancorp, an Indiana corporation (“new United Community Bancorp”), became the holding company for United Community Bank, and United Community MHC and old United Community Bancorp, ceased to exist. As part of the conversion, all outstanding shares of old United Community Bancorp common stock (other than those owned by United Community MHC) were converted into the right to receive 0.6573 of a share of new United Community Bancorp common stock resulting in 2,089,939 shares issued in the exchange. In addition, a total of 3,060,058 shares of common stock were sold in the subscription and community offerings at the price of $8.00 per share, including 194,007 shares of common stock purchased by the ESOP. The completion of new United Community Bancorp’s public offering raised $24.5 million in gross proceeds, which after payment of $2.8 million in offering expenses, resulted in net proceeds of $21.7 million.

The unaudited consolidated financial statements were prepared in accordance with instructions to Form 10-Q and, therefore, do not include information or notes necessary for a complete presentation of financial position, results of operations, changes in stockholders’ equity and cash flows in conformity with accounting principles generally accepted in the United States of America (“GAAP”). However, all normal recurring adjustments that, in the opinion of management, are necessary to make the consolidated financial statements not misleading have been included. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto in the Company’s Annual Report on Form 10-K for the year ended June 30, 2012. Certain items previously reported have been reclassified to conform with the current reporting period’s format. The results of operations for the three and six months ended December 31, 2012 are not necessarily indicative of the results that may be expected for the full year or any other interim period. The Company evaluated subsequent events through the date the consolidated financial statements were filed with the Securities and Exchange Commission and incorporated into the consolidated financial statements the effect of all material known events determined by Accounting Standards Codification (“ASC”) Topic 855, Subsequent Events, to be recognizable events.

At December 31, 2012, the Company reported $22.9 million as a contingent liability for the amount of subscription funds held in escrow at the Bank at December 31, 2012 in connection with the offering. Direct conversion costs, which totaled $1.7 million through December 31, 2012, are recorded as other assets at December 31, 2012. These costs were netted against the proceeds on January 9, 2013. The offering surpassed the minimum capital raise in January 2013. Accordingly, none of the proceeds from the offering is reported as restricted cash at December 31, 2012.

EARNINGS PER SHARE ("EPS") (Tables)	6 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following is a reconciliation of the basic and diluted weighted average number of common shares outstanding:

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2012	2011	2012	2011

Basic weighted average outstanding shares	7,683,150	7,638,321	7,683,150	7,638,321
Effect of dilutive stock options	—	-	—	-
Diluted weighted average outstanding shares	7,683,150	7,638,321	7,683,150	7,638,321

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Six Months Ended
	December 31,
	2012	2011
	(Dollars in thousands)

Supplemental disclosure of cash flow information is as follows:
Cash paid during the period for:
Income taxes	$223	$—
Interest	$1,904	$2,218

Supplemental disclosure of non-cash investing and financing activities is as follows:
Unrealized gain (loss) on securities designated as available for sale, net of tax	$(129)	$(26)
Transfers of loans to other real estate owned	$2,320	$514

DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	6 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

The estimated fair values of the Company’s financial instruments at December 31, 2012 and June 30, 2012 are as follows:

	December 31, 2012		June 30, 2012
	Carrying Amounts	Fair Value	Carrying Amounts	Fair Value
	(In thousands)
Financial assets:
Cash and due from banks	$39,375	$39,375	$29,079	$29,079
Investment securities available for sale	28,616	28,616	21,275	21,275
Investment securities held to maturity	471	471	493	493
Mortgage-backed securities	144,171	144,171	124,621	124,621
Loans receivable and loans receivable held for sale	266,794	265,202	283,547	280,244
Accrued interest receivable	1,773	1,773	1,722	1,722
Investment in FHLB stock	6,588	6,588	6,588	6,588

Financial liabilities:
Deposits	425,117	427,057	426,967	429,208
Accrued interest payable	29	29	33	33
FHLB advance	10,333	10,555	10,883	10,911

Off-balance sheet items	$—	$—	$—	$—

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Fair value measurements for certain assets and liabilities measured at fair value on a recurring basis:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
	(In thousands)
December 31, 2012:
Mortgage-backed securities	$144,171	$—	$144,171	$—
Municipal bonds	28,470	—	28,470	—
Other equity securities	146	146	—	—

June 30, 2012:
Mortgage-backed securities	$124,621	$—	$124,621	$—
Municipal bonds	21,148	—	21,148	—
Other equity securities	127	127	—	—

Fair Value Assets Liabilities Measured on Nonrecurring Basis [Table Text Block]

Fair value measurements for certain assets and liabilities measured at fair value on a nonrecurring basis:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
	(In thousands)
December 31, 2012:
Other real estate owned	$885	$—	$885	$—
Loans held for sale	110	—	110	—
Impaired loans	25,203	—	25,203	—

June 30, 2012:
Other real estate owned	$197	$—	$197	$—
Loans held for sale	393	—	393	—
Impaired loans	28,190	—	28,190	—

INVESTMENT SECURITIES (Tables)	6 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]

Investment securities available for sale at December 31, 2012 consist of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed securities	$144,249	$816	$894	$144,171
Municipal bonds	27,755	822	107	28,470
Other equity securities	210	—	64	146
	$172,214	$1,638	$1,065	$172,787

Investment securities available for sale at June 30, 2012 consist of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed securities	$124,354	$566	$299	$124,621
Municipal bonds	20,548	693	93	21,148
Other equity securities	210	—	83	127
	$145,112	$1,259	$475	$145,896

Held-to-maturity Securities [Table Text Block]

Investment securities held to maturity at December 31, 2012 consist of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Municipal Bonds	$471	$—	$—	$471

Investment securities held to maturity at June 30, 2012 consist of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Municipal Bonds	$493	$—	$—	$493

Schedule of Available-for-sale Contractual Maturities [Table Text Block]

The mortgage-backed securities, callable bonds and municipal bonds available for sale have the following maturities at December 31, 2012:

	Amortized cost	Estimated market value
Due or callable in one year or less	$-	$-
Due or callable in 1 - 5 years	82,107	82,624
Due or callable in 5 - 10 years	81,579	81,362
Due or callable in greater than 10 years	8,318	8,655
Total debt securities	$172,004	$172,641

Schedule of Held-for-sale Contractual Maturities [Table Text Block]

The expected returns of principal of investments held to maturity are as follows as of December 31, 2012

(dollars in thousands):

January 1, 2013 through June 30, 2013	$24
2014	49
2015	147
2016	56
2017 and thereafter	195
$471

Schedule of Investment Securities and Mortgage Backed Securities [Table Text Block]

The table below indicates the length of time individual investment securities and mortgage-backed securities have been in a continuous loss position at December 31, 2012:

	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities	$65,420	$846	$2,465	$48	$67,885	$894
Municipal bonds	8,448	107	-	-	8,448	107
Other equity securities	-	-	146	64	146	64
	$73,868	$953	$2,611	$112	$76,479	$1,065
Number of investments	35		2		37

GOODWILL AND INTANGIBLE ASSET (Tables)	6 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

The following table indicates changes to the core deposit intangible asset and goodwill balances for the six-month period ended December 31, 2012:

	Core Deposit Intangible	Goodwill
	( in thousands)

Balance at June 30, 2012	$870	$2,522
Amortization	(80)	-
Balance at December 31, 2012	$790	$2,522

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Remaining amortization of the core deposit intangible is as follows (dollars in thousands) as of December 31, 2012:

January 1, 2013 through June 30, 2013	$100
2014	143
2015	118
2016	117
2017	117
2018 and thereafter	195
$790

DISCLOSURES ABOUT THE CREDIT QUALITY OF LOANS RECEIVABLE AND THE ALLOWANCE FOR LOAN LOSSES (IN THOUSANDS) (Tables)	6 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables [TableText Block]

The following tables illustrate certain disclosures required by ASC 310-10-50-11B(c), (g) and (h), the changes to the allowance for loan losses, for the three and six months ended December 31, 2012 (in thousands):

	One- to Four- Family Owner- Occupied Mortgage	Consumer	One- to Four-family Non-owner Occupied Mortgage	Multi- family Non- owner Occupied Mortgage	Non- Residential Real estate	Construction	Land	Commercial and Agricultural	Total
Allowance for Credit Losses:
Balance, October 1, 2012:	$935	$551	$257	$1,671	$2,221	$6	$19	$23	$5,683
Charge offs	(73)	(41)	-	-	(106)	-	-	-	(220)
Recoveries	8	12	-	-	1	-	-	1	22
Provision	57	15	(7)	111	51	(3)	3	(2)	225
Ending Balance:	$927	$537	$250	$1,782	$2,167	$3	$22	$22	$5,710
Allowance for Credit Losses:
Balance, July 1, 2012:	$666	$477	$236	$1,915	$2,282	$3	$11	$24	$5,614
Charge offs	(132)	(91)	(61)	-	(100)	-	-	-	(209)
Recoveries	13	25	60	9	2	-	-	1	28
Provision	380	126	15	(142)	89	-	11	(4)	475
Ending Balance:	$927	$537	$250	$1,782	$2,167	$3	$22	$22	$5,710

Balance, Individually Evaluated	$16	$-	$7	$410	$431	$-	$-	$-	$864

Balance, Collectively Evaluated	$911	$537	$243	$1,372	$1,736	$3	$22	$22	$4,846

Financing receivables:
Ending balance	$117,599	$36,040	$17,450	$34,641	$54,357	$771	$3,589	$7,121	$271,568

Ending Balance: individually evaluated for impairment	$4,350	$1,624	$1,376	$11,894	$6,248	$-	$21	$100	$25,613

Ending Balance: collectively evaluated for impairment	$100,877	$29,013	$15,354	$22,720	$43,671	$771	$3,482	$6,128	$222,016

Ending Balance: loans acquired with deteriorated credit quality	$12,372	$5,403	$720	$27	$4,438	$-	$86	$893	$23,939

Allowance for Credit Losses and Recorded Investment in Loans Receivable

For the year ended June 30, 2012 (in thousands):

	One- to Four- Family Owner- Occupied Mortgage	Consumer	One- to Four-family Non-owner Occupied Mortgage	Multi- family Non- owner Occupied Mortgage	Non- Residential Real estate	Construction	Land	Commercial and Agricultural	Total
Allowance for Credit Losses:
Beginning balance:	$800	$310	$112	$2,610	$1,462	$3	$12	$26	$5,335
Charge offs	(529)	(302)	-	(1,233)	(1,804)	-	(8)	(23)	(3,899)
Recoveries	135	105	-	256	4	-	-	16	516
Provision	260	364	124	282	2,620	-	7	5	3,662
Ending Balance:	$666	$477	$236	$1,915	$2,282	$3	$11	$24	$5,614

Balance, Individually Evaluated	$17	$-	$9	$487	$562	$-	$-	$-	$1,075

Balance, Collectively Evaluated	$649	$477	$227	$1,428	$1,720	$3	$11	$24	$4,539

Financing receivables:
Ending balance	$121,701	$35,595	$17,821	$42,325	$59,123	$1,189	$3,441	$7,004	$288,199

Ending Balance: individually evaluated for impairment	$5,992	$1,652	$1,051	$14,000	$7,177	$-	$28	$240	$30,140

Ending Balance: collectively evaluated for impairment	$102,175	$28,561	$16,019	$27,914	$47,307	$1,189	$3,330	$5,616	$232,111

Ending Balance: loans acquired with deteriorated credit quality	$13,534	$5,382	$751	$411	$4,639	$-	$83	$1,148	$25,948

Financing Receivable Credit Quality Indicators [Table Text Block]

The following tables illustrate certain disclosures required by ASC 310-10-50-29(b).

Credit Risk Profile by Internally Assigned Grade

At December 31, 2012

(in thousands)

	One- to Four- Family Owner- Occupied Mortgage	Consumer	One- to Four-family Non-owner Occupied Mortgage	Multi-family Non-owner Occupied Mortgage	Non- Residential Real estate	Construction	Land	Commercial and Agricultural	Total
Grade:
Pass	$104,043	$34,625	$11,323	$17,556	$28,785	$771	$2,473	$5,917	$205,493
Watch	7,662	867	4,708	2,232	15,519	--	900	753	32,641
Special mention	641	31	--	361	3,419	--	189	--	4,641
Substandard	5,253	517	1,419	14,492	6,634	--	27	451	28,793
Total:	$117,599	$36,040	$17,450	$34,641	$54,357	$771	$3,589	$7,121	$271,568

Credit Risk Profile by Internally Assigned Grade

At June 30, 2012

(in thousands)

	One- to Four- Family Owner- Occupied Mortgage	Consumer	One- to Four-family Non-owner Occupied Mortgage	Multi-family Non-owner Occupied Mortgage	Non- Residential Real estate	Construction	Land	Commercial and Agricultural	Total
Grade:
Pass	$108,642	$34,380	$11,836	$15,423	$30,379	$510	$2,577	$6,015	$209,762
Watch	6,503	683	4,059	10,223	11,250	479	836	615	34,648
Special mention	268	24	827	347	10,249	--	--	--	11,715
Substandard	6,288	508	1,099	16,332	7,245	200	28	374	32,074
Total:	$121,701	$35,595	$17,821	$42,325	$59,123	$1,189	$3,441	$7,004	$288,199

Past Due Financing Receivables [Table Text Block]

The following tables illustrate certain disclosures required by ASC 310-10-50-7A for gross loans.

Age Analysis of Past Due Loans Receivable

At December 31, 2012

(in thousands)

	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total current	Total loans receivable
Mortgage One- to Four- Family - Owner-Occupied	$1,302	$504	$755	$2,561	$115,038	$117,599
Consumer	56	42	84	182	35,858	36,040
One- to Four- Family Non-Owner Occupied Mortgage	802	-	2	804	16,646	17,450
Multi-family Residential Real Estate Mortgage	-	-	2,356	2,356	32,285	34,641
Non-Residential Real Estate	360	-	-	360	53,997	54,357
Construction	-	-	-	-	771	771
Land	-	-	-	-	3,589	3,589
Commercial and Agricultural	13	-	71	84	7,037	7,121
Total	$2,533	$546	$3,268	$6,347	$265,221	$271,568

Age Analysis of Past Due Loans Receivable

At June 30, 2012

(in thousands)

	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total current	Total loans receivable
Mortgage One- to Four- Family - Owner-Occupied	$1,764	$355	$993	$3,112	$118,589	$121,701
Consumer	195	15	274	484	35,111	35,595
One- to Four- Family Non-Owner-Occupied Mortgage	947	—	53	1,000	16,821	17,821
Multi-family Residential Real Estate Mortgage	489	—	—	489	41,836	42,325
Nonresidential Real Estate	207	306	698	1,211	57,912	59,123
Construction	—	—	—	—	1,189	1,189
Land	—	—	—	—	3,441	3,441
Commercial and Agricultural	246	—	—	246	6,758	7,004
Total	$3,848	$676	$2,018	$6,542	$281.657	$288,199

Impaired Financing Receivables [Table Text Block]

The following table illustrates certain disclosures required by ASC 310-10-50-15.

Impaired Loans
				For the three months ended December 31, 2012		For the six months ended December 31, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average Recorded investment	Interest income recognized	Average Recorded investment
With a related allowance recorded:
Mortgage One- to Four- Family - Owner-Occupied	$38	$67	$16	$-	$38	$-	$39
Consumer	-	-	-	-	-	-	-
One- to Four- Family Non-Owner Occupied Mortgage	338	345	6	5	374	10	408
Multifamily Residential Real Estate Mortgage	4,206	4,615	410	30	4,229	50	4,241
Non-Residential Real Estate	4,613	6,169	431	26	4,607	42	4,710
Construction	-	-	-	-	-	-	-
Land	-	-	-	-	-	-	-
Commercial and Agricultural	-	-	-	-	-	-	-
Total	$9,195	$11,196	$863	$61	$9,248	$102	$9,398

Impaired Loans
				For the three months ended December 31, 2012		For the six months ended December 31, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average Recorded investment	Interest income recognized	Average Recorded investment
With no related allowance recorded:
Mortgage One- to Four- Family - Owner-Occupied	$5,197	$6,028	$-	$33	$5,647	$49	$5,923
Consumer	517	1,191	-	21	519	26	515
One- to Four- Family Non-Owner Occupied Mortgage	1,075	1,103	-	3	893	10	690
Multifamily Residential Real Estate Mortgage	7,560	10,644	-	68	8,307	134	8,620
Non-Residential Real Estate	1,477	4,089	-	2	1,499	7	1,569
Construction	-	-	-	-	-	-	-
Land	27	48	-	-	27	-	28
Commercial and Agricultural	155	162	-	5	196	9	211
Total	$16,008	$23,265	$-	$132	$17,088	$235	$17,556

Impaired Loans
				For the three months ended December 31, 2012		For the six months ended December 31, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average Recorded investment	Interest income recognized	Average Recorded investment
Total:
Mortgage One- to Four- Family - Owner-Occupied	$5,235	$6,095	$16	$33	$5,685	$49	$5,962
Consumer	517	1,191	-	21	519	26	515
One- to Four- Family Non-Owner Occupied Mortgage	1,413	1,448	6	8	1,267	20	1,098
Multifamily Residential Real Estate Mortgage	11,766	15,259	410	98	12,536	184	12,861
Non-Residential Real Estate	6,090	10,258	431	28	6,106	49	6,279
Construction	-	-	-	-	-	-	-
Land	27	48	-	-	27	-	28
Commercial and Agricultural	155	162	-	5	196	9	211
Total	$25,203	$34,461	$863	$193	$26,336	$337	$26,954

				For the year ended June 30, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(in thousands)
With an allowance recorded:
One- to Four- Family - Owner-Occupied	$40	$70	$(17)	—	$33
Consumer	—	—	—	—	—
One- to Four- Family Non-Owner Occupied Mortgage	476	485	(9)	14	238
Multi-family Residential Real Estate Mortgage	4,266	4,754	(487)	119	5,375
Nonresidential Real Estate	4,915	6,661	(562)	61	2,457
Construction	—	—	—	—	—
Land	—	—	—	—	—
Commercial and Agricultural	—	—	—	—	—
Total	$9,697	$11,970	$(1,075)	$194	$8,103

				For the year ended June 30, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(in thousands)
Without an allowance recorded:
Mortgage One- to Four- Family - Owner-Occupied	$6,476	$7,353	$—	$96	$6,293
Consumer	508	1,168	—	40	254
One- to Four- Family Non-Owner Occupied Mortgage	285	403	—	2	260
Multi-family Residential Real Estate Mortgage	9,247	12,923	—	230	7,865
Non-residential Real Estate	1,709	4,216	—	39	4,510
Construction	—	—	—	—	—
Land	28	49	—	—	14
Commercial and Agricultural	240	249	—	13	120
Total	$18,493	$26,361	$—	$420	$19,316

				For the year ended June 30, 2012
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(in thousands)
Total:
Mortgage One- to Four- Family - Owner-Occupied	$6,516	$7,423	$(17)	$96	$6,326
Consumer	508	1,168	—	40	254
One- to Four- Family Non-Owner Occupied Mortgage	761	888	(9)	16	498
Multifamily Residential Real Estate Mortgage	13,513	17,677	(487)	349	13,240
Nonresidential Real Estate	6,624	10,877	(562)	100	6,967
Construction	—	—	—	—	—
Land	28	49	—	—	14
Commercial and Agricultural	240	249	—	13	120
Total	$28,190	$38,331	$(1,075)	$614	$27,419

TROUBLED DEBT RESTRUCTURINGS (Tables)	6 Months Ended
Dec. 31, 2012
Troubled Debt Restructuring [Abstract]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]

The following tables summarize TDRs by loan type and accrual status.

	At December 31, 2012
	Loan Status		Total Unpaid Principal	Related	Recorded	Number of	Average Recorded
(In thousands)	Accrual	Nonaccrual	Balance	Allowance	Investment	Loans	Investment
One- to Four-Family residential real estate	$2,084	$2,936	$5,020	$23	$4,997	27	$4,904
Multi-family residential real estate	5,832	4,116	9,948	154	9,794	11	10,997
Nonresidential real estate	3,645	2,866	6,511	431	6,080	8	5,776
Total	$11,561	$9,918	$21,479	$608	$20,871	46	$21,677

	At June 30, 2012
	Loan Status		Total Unpaid Principal	Related	Recorded	Number of	Average Recorded
(In thousands)	Accrual	Nonaccrual	Balance	Allowance	Investment	Loans	Investment
One- to Four-Family residential real estate	$2,374	$2,601	$4,975	26	$4,949	28	$5,365
Multi-family residential real estate	7,715	4,251	11,966	165	11,801	12	11,514
Nonresidential real estate	3,122	2,987	6,109	465	5,644	8	6,194
Total	$13,211	$9,839	$23,050	$656	$22,394	48	$23,073

Interest and Other Income [Table Text Block]

Interest income recognized on TDRs is as follows:

	For the three months ended December 31,		For the six months ended December 31,
	2012	2011	2012	2011

One-to-Four Family residential real estate	$18	$36	$35	$71
Multifamily fresidential real estate	83	115	169	232
Nonresidential real estate	28	37	48	79
Construction	-	1	-	2
Commercial	-	-	-	-
Consumer	-	-	-	-
Total	$129	$189	$252	$384

Schedule of Financing Receivable Troubled Debt Restructurings, Rollforward [Table Text Block]

The following table is a roll forward of activity in our TDRs:

	Three Months Ended December 31, 2012		Six Months Ended December 31, 2012
	Recorded Investment	Number of Loans	Recorded Investment	Number of Loans
(Dollar amounts in thousands)
Beginning balance	$21,763	46	$22,394	48
Additions to TDR	525	1	681	1
Charge-offs	-	-	-	-
Removal of TDRs(1)	(1,228)	(1)	(1,374)	(3)
Payments	(189)	-	(830)	-
Ending balance	$20,871	46	$20,871	46

(1)	One TDR was foreclosed on during the six month period and transferred to REO in the amount of $146,000. At June 30, 2012, one customer had two TDRs that were restructured during the six months ended December 31, 2012 into one loan.

BASIS OF PRESENTATION (Details Textual) (MHC [Member])	Dec. 31, 2012
MHC [Member]
Equity Method Investment, Ownership Percentage	59.40%

EMPLOYEE STOCK OWNERSHIP PLAN ("ESOP") (Details Textual)	Dec. 31, 2012	Jun. 30, 2012
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	151,632	151,632

EARNINGS PER SHARE ("EPS") (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Basic weighted average outstanding shares	7,683,150	7,638,321	7,683,150	7,638,321
Effect of dilutive stock options	0	0	0	0
Diluted weighted average outstanding shares	7,683,150	7,638,321	7,683,150	7,638,321

EARNINGS PER SHARE ("EPS") (Details Textual)	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	346,304	346,304	346,304	346,304

DIVIDENDS (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.11
Payments of Ordinary Dividends, Common Stock	$ 812	$ 812	$ 664

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental disclosure of cash flow information is as follows:
Income taxes	$ 223	$ 0
Interest	1,904	2,218
Supplemental disclosure of non-cash investing and financing activities is as follows:
Unrealized gain (loss) on securities designated as available for sale, net of tax	(129)	(26)
Transfers of loans to other real estate owned	$ 2,320	$ 514

DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Financial assets:
Cash and due from banks, carrying value	$ 39,375	$ 29,079	$ 16,644	$ 31,159
Investment securities available for sale, carrying value	28,616	21,275
Investment securities held to maturity, carrying value	471	493
Mortgage-backed securities, carrying value	144,171	124,621
Loans receivable and loans receivable held for sale, carrying value	266,794	283,547
Accrued interest receivable, carrying value	1,773	1,722
Investment in FHLB stock, carrying value	6,588	6,588
Cash and due from banks, fair value	39,375	29,079
Investment securities available for sale, fair value	28,616	21,275
Investment securities held to maturity, fair value	471	493
Mortgage-backed securities, fair value	144,171	124,621
Loans receivable and loans receivable held for sale, fair value	265,202	280,244
Accrued interest receivable, fair value	1,773	1,722
Investment in FHLB stock, fair value	6,588	6,588
Financial liabilities:
Deposits, carrying value	425,117	426,967
Accrued interest payable, carrying value	29	33
FHLB advances, carrying value	10,333	10,833
Off-balance sheet items, carrying value	0	0
Deposits, fair value	427,057	429,208
Accrued interest payable, fair value	29	33
FHLB advances, fair value	10,555	10,911
Off-balance sheet items, fair value	$ 0	$ 0

DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012
Assets, Fair Value Disclosure, Recurring	$ 28,616	$ 21,275
Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	144,171	124,621
Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Recurring	144,171	124,621
Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	28,470	21,148
Municipal Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Municipal Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Recurring	28,470	21,148
Municipal Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Equity Securities, Other [Member]
Assets, Fair Value Disclosure, Recurring	146	127
Equity Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Recurring	146	127
Equity Securities, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Equity Securities, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0

DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES (Details 2) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012
Other real estate owned	$ 885	$ 197
Loans held for sale	110	393
Impaired loans	25,203	28,190
Fair Value, Inputs, Level 1 [Member]
Other real estate owned	0	0
Loans held for sale	0	0
Impaired loans	0	0
Fair Value, Inputs, Level 2 [Member]
Other real estate owned	885	197
Loans held for sale	110	393
Impaired loans	25,203	28,190
Fair Value, Inputs, Level 3 [Member]
Other real estate owned	0	0
Loans held for sale	0	0
Impaired loans	$ 0	$ 0

INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012
Available for sale, Amortized cost	$ 172,214	$ 145,112
Available for sale, Gross unrealized gains	1,638	1,259
Available for sale, Gross unrealized losses	1,065	475
Available for sale, Estimated market value	172,787	145,896
Collateralized Mortgage Backed Securities [Member]
Available for sale, Amortized cost	144,249	124,354
Available for sale, Gross unrealized gains	816	566
Available for sale, Gross unrealized losses	894	299
Available for sale, Estimated market value	144,171	124,621
Municipal Bonds [Member]
Available for sale, Amortized cost	27,755	20,548
Available for sale, Gross unrealized gains	822	693
Available for sale, Gross unrealized losses	107	93
Available for sale, Estimated market value	28,470	21,148
Equity Securities, Other [Member]
Available for sale, Amortized cost	210	210
Available for sale, Gross unrealized gains	0	0
Available for sale, Gross unrealized losses	64	83
Available for sale, Estimated market value	$ 146	$ 127

INVESTMENT SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012
Held to maturity, Amortized cost	$ 471	$ 493
Municipal Bonds [Member]
Held to maturity, Amortized cost	471	493
Held to maturity, Gross unrealized gains	0	0
Held to maturity, Gross unrealized losses	0	0
Held to maturity, Estimated market value	$ 471	$ 493

INVESTMENT SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Due or callable in one year or less, Amortized cost	$ 0
Due or callable in 1 - 5 years, Amortized cost	82,107
Due or callable in 5 - 10 years, Amortized cost	81,579
Due or callable in greater than 10 years, Amortized cost	8,318
Total debt securities, Amortized cost	172,004
Due or callable in one year or less, Estimated market value	0
Due or callable in 1 - 5 years, Estimated market value	82,624
Due or callable in 5 - 10 years, Estimated market value	81,362
Due or callable in greater than 10 years, Estimated market value	8,655
Total debt securities, Estimated market value	$ 172,641

INVESTMENT SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
January 1, 2013 through June 30, 2013	$ 24
2014	49
2015	147
2016	56
2017 and thereafter	195
Expected Return Held To Maturity For Year Total	$ 471

INVESTMENT SECURITIES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Investments
Fair Value, Less than 12 months	$ 73,868
Unrealized Losses, Less than 12 months	953
Fair Value, 12 months or longer	2,611
Unrealized Losses, 12 months or longer	112
Fair Value, Total	76,479
Unrealized Losses, Total	1,065
Number of investments, Less than 12 months	35
Number of investments, 12 months or longer	2
Number of investments, Total	37
Equity Securities, Other [Member]
Fair Value, Less than 12 months	0
Unrealized Losses, Less than 12 months	0
Fair Value, 12 months or longer	146
Unrealized Losses, 12 months or longer	64
Fair Value, Total	146
Unrealized Losses, Total	64
Collateralized Mortgage Backed Securities [Member]
Fair Value, Less than 12 months	65,420
Unrealized Losses, Less than 12 months	846
Fair Value, 12 months or longer	2,465
Unrealized Losses, 12 months or longer	48
Fair Value, Total	67,885
Unrealized Losses, Total	894
Municipal Bonds [Member]
Fair Value, Less than 12 months	8,448
Unrealized Losses, Less than 12 months	107
Fair Value, 12 months or longer	0
Unrealized Losses, 12 months or longer	0
Fair Value, Total	8,448
Unrealized Losses, Total	$ 107

INVESTMENT SECURITIES (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012
Held-to-maturity Securities	$ 471,000		$ 471,000		$ 493,000
Proceeds from Sale of Investment and Mortgage Backed Securities	23,800,000	26,000,000	23,800,000	51,600,000
Available-for-sale Securities, Gross Realized Gains	263,000	327,000	263,000	563,000
Available-for-sale Securities, Gross Realized Losses	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Held-to-maturity Securities, Debt Maturities, Date			Dec 31, 2014
Maximum [Member]
Held-to-maturity Securities, Debt Maturities, Date			Dec 31, 2019

GOODWILL AND INTANGIBLE ASSET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Core Deposit Intangible, Beginning Balance			$ 870
Core Deposit Intangible, Amortization	(40)	(40)	(80)	(79)
Core Deposit Intangible, Ending Balance	790		790
Goodwill, Beginning Balance			2,522
Goodwill, Ending Balance	$ 2,522		$ 2,522

GOODWILL AND INTANGIBLE ASSET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012
January 1, 2013 through June 30, 2013	$ 100
2014	143
2015	118
2016	117
2017	117
2018 and thereafter	195
Intangible asset	$ 790	$ 870

GOODWILL AND INTANGIBLE ASSET (Details Textual)	6 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Asset, Useful Life	8 years 9 months

DISCLOSURES ABOUT THE CREDIT QUALITY OF LOANS RECEIVABLE AND THE ALLOWANCE FOR LOAN LOSSES (IN THOUSANDS) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2012
Allowance for Credit Losses, Beginning Balance:	$ 5,683	$ 5,614	$ 5,335
Allowance for Credit Losses, Charge offs	(220)	(209)	(3,899)
Allowance for Credit Losses, Recoveries	22	28	516
Allowance for Credit Losses, Provision	225	475	3,662
Allowance for Credit Losses, Ending Balance:	5,710	5,710	5,614
Allowance for Credit Losses, Ending Balance, Individually Evaluated	864	864	1,075
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	4,846	4,846	4,539
Financing receivables, Ending Balance	271,568	271,568	288,199
Financing receivables, Ending Balance: individually evaluated for impairment	25,613	25,613	30,140
Financing receivables, Ending Balance: collectively evaluated for impairment	222,016	222,016	232,111
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	23,939	23,939	25,948
One- to Four- Family - Owner-Occupied Mortgage [Member]
Allowance for Credit Losses, Beginning Balance:	935	666	800
Allowance for Credit Losses, Charge offs	(73)	(132)	(529)
Allowance for Credit Losses, Recoveries	8	13	135
Allowance for Credit Losses, Provision	57	380	260
Allowance for Credit Losses, Ending Balance:	927	927	666
Allowance for Credit Losses, Ending Balance, Individually Evaluated	927	927	17
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	911	911	649
Financing receivables, Ending Balance	117,599	117,599	121,701
Financing receivables, Ending Balance: individually evaluated for impairment	4,350	4,350	5,992
Financing receivables, Ending Balance: collectively evaluated for impairment	100,877	100,877	102,175
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	12,372	12,372	13,534
Consumer [Member]
Allowance for Credit Losses, Beginning Balance:	551	477	310
Allowance for Credit Losses, Charge offs	(41)	(91)	(302)
Allowance for Credit Losses, Recoveries	12	25	105
Allowance for Credit Losses, Provision	15	126	364
Allowance for Credit Losses, Ending Balance:	537	537	477
Allowance for Credit Losses, Ending Balance, Individually Evaluated	0	0	0
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	537	537	477
Financing receivables, Ending Balance	36,040	36,040	35,595
Financing receivables, Ending Balance: individually evaluated for impairment	1,624	1,624	1,652
Financing receivables, Ending Balance: collectively evaluated for impairment	29,013	29,013	28,561
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	5,403	5,403	5,382
One- to Four- Family Non-Owner Occupied Mortgage [Member]
Allowance for Credit Losses, Beginning Balance:	257	236	112
Allowance for Credit Losses, Charge offs	0	(61)	0
Allowance for Credit Losses, Recoveries	0	60	0
Allowance for Credit Losses, Provision	(7)	15	124
Allowance for Credit Losses, Ending Balance:	250	250	236
Allowance for Credit Losses, Ending Balance, Individually Evaluated	7	7	9
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	243	243	227
Financing receivables, Ending Balance	17,450	17,450	17,821
Financing receivables, Ending Balance: individually evaluated for impairment	1,376	1,376	1,051
Financing receivables, Ending Balance: collectively evaluated for impairment	15,354	15,354	16,019
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	720	720	751
Multi-family Residential Real Estate [Member]
Allowance for Credit Losses, Beginning Balance:	1,671	1,915	2,610
Allowance for Credit Losses, Charge offs	0	0	(1,233)
Allowance for Credit Losses, Recoveries	0	9	256
Allowance for Credit Losses, Provision	111	(142)	282
Allowance for Credit Losses, Ending Balance:	1,782	1,782	1,915
Allowance for Credit Losses, Ending Balance, Individually Evaluated	410	410	487
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	1,372	1,372	1,428
Financing receivables, Ending Balance	34,641	34,641	42,325
Financing receivables, Ending Balance: individually evaluated for impairment	11,894	11,894	14,000
Financing receivables, Ending Balance: collectively evaluated for impairment	22,720	22,720	27,914
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	27	27	411
Non-Residential Real Estate [Member]
Allowance for Credit Losses, Beginning Balance:	2,221	2,282	1,462
Allowance for Credit Losses, Charge offs	(106)	(100)	(1,804)
Allowance for Credit Losses, Recoveries	1	2	4
Allowance for Credit Losses, Provision	51	86	2,620
Allowance for Credit Losses, Ending Balance:	2,167	2,167	2,282
Allowance for Credit Losses, Ending Balance, Individually Evaluated	431	431	562
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	1,736	1,736	1,720
Financing receivables, Ending Balance	54,357	54,357	59,123
Financing receivables, Ending Balance: individually evaluated for impairment	6,248	6,248	7,177
Financing receivables, Ending Balance: collectively evaluated for impairment	43,671	43,671	47,307
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	4,438	4,438	4,639
Construction Loans [Member]
Allowance for Credit Losses, Beginning Balance:	6	3	3
Allowance for Credit Losses, Charge offs	0	0	0
Allowance for Credit Losses, Recoveries	0	0	0
Allowance for Credit Losses, Provision	(3)	0	0
Allowance for Credit Losses, Ending Balance:	3	3	3
Allowance for Credit Losses, Ending Balance, Individually Evaluated	0	0	0
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	3	3	3
Financing receivables, Ending Balance	771	771	1,189
Financing receivables, Ending Balance: individually evaluated for impairment	0	0	0
Financing receivables, Ending Balance: collectively evaluated for impairment	771	771	1,189
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	0	0	0
Land [Member]
Allowance for Credit Losses, Beginning Balance:	19	11	12
Allowance for Credit Losses, Charge offs	0	0	(8)
Allowance for Credit Losses, Recoveries	0	0	0
Allowance for Credit Losses, Provision	3	11	7
Allowance for Credit Losses, Ending Balance:	22	22	11
Allowance for Credit Losses, Ending Balance, Individually Evaluated	0	0	0
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	22	22	11
Financing receivables, Ending Balance	3,589	3,589	3,441
Financing receivables, Ending Balance: individually evaluated for impairment	21	21	28
Financing receivables, Ending Balance: collectively evaluated for impairment	3,482	3,482	3,330
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	86	86	83
Commercial and Agriculture [Member]
Allowance for Credit Losses, Beginning Balance:	23	24	26
Allowance for Credit Losses, Charge offs	0	0	(23)
Allowance for Credit Losses, Recoveries	1	1	16
Allowance for Credit Losses, Provision	(2)	(4)	5
Allowance for Credit Losses, Ending Balance:	22	22	24
Allowance for Credit Losses, Ending Balance, Individually Evaluated	0	0	0
Allowance for Credit Losses, Ending Balance, Collectively Evaluated	22	22	24
Financing receivables, Ending Balance	7,121	7,121	7,004
Financing receivables, Ending Balance: individually evaluated for impairment	100	100	240
Financing receivables, Ending Balance: collectively evaluated for impairment	6,128	6,128	5,616
Financing receivables, Ending Balance: loans acquired with deteriorated credit quality	$ 893	$ 893	$ 1,148

DISCLOSURES ABOUT THE CREDIT QUALITY OF LOANS RECEIVABLE AND THE ALLOWANCE FOR LOAN LOSSES (IN THOUSANDS) (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012
Loans and Leases Receivable, Gross	$ 271,568	$ 288,199
Pass [Member]
Loans and Leases Receivable, Gross	205,493	209,762
Watch [Member]
Loans and Leases Receivable, Gross	32,641	34,648
Special Mention [Member]
Loans and Leases Receivable, Gross	4,641	11,715
Substandard [Member]
Loans and Leases Receivable, Gross	28,793	32,074
One- to Four- Family - Owner-Occupied Mortgage [Member]
Loans and Leases Receivable, Gross	117,599	121,701
One- to Four- Family - Owner-Occupied Mortgage [Member] | Pass [Member]
Loans and Leases Receivable, Gross	104,043	108,642
One- to Four- Family - Owner-Occupied Mortgage [Member] | Watch [Member]
Loans and Leases Receivable, Gross	7,662	6,503
One- to Four- Family - Owner-Occupied Mortgage [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	641	268
One- to Four- Family - Owner-Occupied Mortgage [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	5,253	6,288
Consumer [Member]
Loans and Leases Receivable, Gross	36,040	35,595
Consumer [Member] | Pass [Member]
Loans and Leases Receivable, Gross	34,625	34,380
Consumer [Member] | Watch [Member]
Loans and Leases Receivable, Gross	867	683
Consumer [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	31	24
Consumer [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	517	508
One- to Four- Family Non-Owner Occupied Mortgage [Member]
Loans and Leases Receivable, Gross	17,450	17,821
One- to Four- Family Non-Owner Occupied Mortgage [Member] | Pass [Member]
Loans and Leases Receivable, Gross	11,323	11,836
One- to Four- Family Non-Owner Occupied Mortgage [Member] | Watch [Member]
Loans and Leases Receivable, Gross	4,708	4,059
One- to Four- Family Non-Owner Occupied Mortgage [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	0	827
One- to Four- Family Non-Owner Occupied Mortgage [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	1,419	1,099
Multi-family Residential Real Estate [Member]
Loans and Leases Receivable, Gross	34,641	42,325
Multi-family Residential Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross	17,556	15,423
Multi-family Residential Real Estate [Member] | Watch [Member]
Loans and Leases Receivable, Gross	2,232	10,223
Multi-family Residential Real Estate [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	361	347
Multi-family Residential Real Estate [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	14,492	16,332
Non-Residential Real Estate [Member]
Loans and Leases Receivable, Gross	54,357	59,123
Non-Residential Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross	28,785	30,379
Non-Residential Real Estate [Member] | Watch [Member]
Loans and Leases Receivable, Gross	15,519	11,250
Non-Residential Real Estate [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	3,419	10,249
Non-Residential Real Estate [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	6,634	7,245
Construction Loans [Member]
Loans and Leases Receivable, Gross	771	1,189
Construction Loans [Member] | Pass [Member]
Loans and Leases Receivable, Gross	771	510
Construction Loans [Member] | Watch [Member]
Loans and Leases Receivable, Gross	0	479
Construction Loans [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	0	0
Construction Loans [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	0	200
Land [Member]
Loans and Leases Receivable, Gross	3,589	3,441
Land [Member] | Pass [Member]
Loans and Leases Receivable, Gross	2,473	2,577
Land [Member] | Watch [Member]
Loans and Leases Receivable, Gross	900	836
Land [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	189	0
Land [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	27	28
Commercial and Agricultural [Member]
Loans and Leases Receivable, Gross	7,121	7,004
Commercial and Agricultural [Member] | Pass [Member]
Loans and Leases Receivable, Gross	5,917	6,015
Commercial and Agricultural [Member] | Watch [Member]
Loans and Leases Receivable, Gross	753	615
Commercial and Agricultural [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross	0	0
Commercial and Agricultural [Member] | Substandard [Member]
Loans and Leases Receivable, Gross	$ 451	$ 374

DISCLOSURES ABOUT THE CREDIT QUALITY OF LOANS RECEIVABLE AND THE ALLOWANCE FOR LOAN LOSSES (IN THOUSANDS) (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 2,533	$ 3,848
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	546	676
Loans Receivable, Greater than 90 days	3,268	2,018
Loans Receivable, Recorded Investment, Past Due	6,347	6,542
Loans Receivable, Recorded Investment, Current	265,221	281,657
Loans Receivable, Total loans receivable	271,568	288,199
One- to Four- Family - Owner-Occupied Mortgage [Member]
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	1,302	1,764
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	504	355
Loans Receivable, Greater than 90 days	755	993
Loans Receivable, Recorded Investment, Past Due	2,561	3,112
Loans Receivable, Recorded Investment, Current	115,038	118,589
Loans Receivable, Total loans receivable	117,599	121,701
Consumer [Member]
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	56	195
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	42	15
Loans Receivable, Greater than 90 days	84	274
Loans Receivable, Recorded Investment, Past Due	182	484
Loans Receivable, Recorded Investment, Current	35,858	35,111
Loans Receivable, Total loans receivable	36,040	35,595
One- to Four- Family Non-Owner Occupied Mortgage [Member]
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	802	947
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	0	0
Loans Receivable, Greater than 90 days	2	53
Loans Receivable, Recorded Investment, Past Due	804	1,000
Loans Receivable, Recorded Investment, Current	16,646	16,821
Loans Receivable, Total loans receivable	17,450	17,821
Multi-family Residential Real Estate [Member]
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	0	489
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	0	0
Loans Receivable, Greater than 90 days	2,356	0
Loans Receivable, Recorded Investment, Past Due	2,356	489
Loans Receivable, Recorded Investment, Current	32,285	41,836
Loans Receivable, Total loans receivable	34,641	42,325
Non-Residential Real Estate Commercial and Office Buildings [Member]
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	360	207
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	0	306
Loans Receivable, Greater than 90 days	0	698
Loans Receivable, Recorded Investment, Past Due	360	1,211
Loans Receivable, Recorded Investment, Current	53,997	57,912
Loans Receivable, Total loans receivable	54,357	59,123
Construction Loans [Member]
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	0	0
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	0	0
Loans Receivable, Greater than 90 days	0	0
Loans Receivable, Recorded Investment, Past Due	0	0
Loans Receivable, Recorded Investment, Current	771	1,189
Loans Receivable, Total loans receivable	771	1,189
Land [Member]
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	0	0
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	0	0
Loans Receivable, Greater than 90 days	0	0
Loans Receivable, Recorded Investment, Past Due	0	0
Loans Receivable, Recorded Investment, Current	3,589	3,441
Loans Receivable, Total loans receivable	3,589	3,441
Commercial and Agriculture [Member]
Loans Receivable, Recorded Investment, 30 to 59 Days Past Due	13	246
Loans Receivable, Recorded Investment, 60 to 89 Days Past Due	0	0
Loans Receivable, Greater than 90 days	71	0
Loans Receivable, Recorded Investment, Past Due	84	246
Loans Receivable, Recorded Investment, Current	7,037	6,758
Loans Receivable, Total loans receivable	$ 7,121	$ 7,004

DISCLOSURES ABOUT THE CREDIT QUALITY OF LOANS RECEIVABLE AND THE ALLOWANCE FOR LOAN LOSSES (IN THOUSANDS) (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2012
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 9,195	$ 9,195	$ 9,697
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	11,196	11,196	11,970
Impaired Financing Receivable, Related Allowance	863	863	(1,075)
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	61	102	194
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	9,248	9,398	8,103
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	16,008	16,008	18,493
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	23,265	23,265	26,361
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	132	235	420
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	17,088	17,556	19,316
Impaired Financing Receivable, Recorded Investment	25,203	25,203	28,190
Impaired Financing Receivable, Unpaid Principal Balance	34,461	34,461	38,331
Impaired Financing Receivable, Interest Income, Accrual Method	193	337	614
Impaired Financing Receivable, Average Recorded Investment	26,336	26,954	27,419
Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	863	863	(1,075)
One- to Four- Family - Owner-Occupied Mortgage [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	38	38	40
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	67	67	70
Impaired Financing Receivable, Related Allowance	16	16	(17)
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	38	39	33
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5,197	5,197	6,476
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	6,028	6,028	7,353
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	33	49	96
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	5,647	5,923	6,293
Impaired Financing Receivable, Recorded Investment	5,235	5,235	6,516
Impaired Financing Receivable, Unpaid Principal Balance	6,095	6,095	7,423
Impaired Financing Receivable, Interest Income, Accrual Method	33	49	96
Impaired Financing Receivable, Average Recorded Investment	5,685	5,962	6,326
One- to Four- Family - Owner-Occupied Mortgage [Member] | Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	16	16	(17)
Consumer [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0	0
Impaired Financing Receivable, Related Allowance	0	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	0	0	0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	517	517	508
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,191	1,191	1,168
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	21	26	40
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	519	515	254
Impaired Financing Receivable, Recorded Investment	517	517	508
Impaired Financing Receivable, Unpaid Principal Balance	1,191	1,191	1,168
Impaired Financing Receivable, Interest Income, Accrual Method	21	26	40
Impaired Financing Receivable, Average Recorded Investment	519	515	254
Consumer [Member] | Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	0	0	0
One- to Four- Family Non-Owner Occupied Mortgage [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	338	338	476
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	345	345	485
Impaired Financing Receivable, Related Allowance	6	6	(9)
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	5	10	14
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	374	408	238
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,075	1,075	285
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,103	1,103	403
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	3	10	2
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	893	690	260
Impaired Financing Receivable, Recorded Investment	1,413	1,413	761
Impaired Financing Receivable, Unpaid Principal Balance	1,448	1,448	888
Impaired Financing Receivable, Interest Income, Accrual Method	8	20	16
Impaired Financing Receivable, Average Recorded Investment	1,267	1,098	498
One- to Four- Family Non-Owner Occupied Mortgage [Member] | Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	6	6	(9)
Multi-family Residential Real Estate [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,206	4,206	4,266
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	4,615	4,615	4,754
Impaired Financing Receivable, Related Allowance	410	410	(487)
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	30	50	119
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	4,229	4,241	5,375
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	7,560	7,560	9,247
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	10,644	10,644	12,923
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	68	134	230
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	8,307	8,620	7,865
Impaired Financing Receivable, Recorded Investment	11,766	11,766	13,513
Impaired Financing Receivable, Unpaid Principal Balance	15,259	15,259	17,677
Impaired Financing Receivable, Interest Income, Accrual Method	98	184	349
Impaired Financing Receivable, Average Recorded Investment	12,536	12,861	13,240
Multi-family Residential Real Estate [Member] | Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	410	410	(487)
Non-Residential Real Estate Commercial and Office Buildings [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,613	4,613	4,915
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	6,169	6,169	6,661
Impaired Financing Receivable, Related Allowance	431	431	(562)
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	26	42	61
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	4,607	4,710	2,457
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,477	1,477	1,709
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	4,089	4,089	4,216
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	2	7	39
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,499	1,569	4,510
Impaired Financing Receivable, Recorded Investment	6,090	6,090	6,624
Impaired Financing Receivable, Unpaid Principal Balance	10,258	10,258	10,877
Impaired Financing Receivable, Interest Income, Accrual Method	28	49	100
Impaired Financing Receivable, Average Recorded Investment	6,106	6,279	6,967
Non-Residential Real Estate Commercial and Office Buildings [Member] | Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	431	431	(562)
Construction Loans [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0	0
Impaired Financing Receivable, Related Allowance	0	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	0	0	0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0	0
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	0	0	0
Impaired Financing Receivable, Recorded Investment	0	0	0
Impaired Financing Receivable, Unpaid Principal Balance	0	0	0
Impaired Financing Receivable, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, Average Recorded Investment	0	0	0
Construction Loans [Member] | Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	0	0	0
Land [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0	0
Impaired Financing Receivable, Related Allowance	0	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	0	0	0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	27	27	28
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	48	48	49
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	27	28	14
Impaired Financing Receivable, Recorded Investment	27	27	28
Impaired Financing Receivable, Unpaid Principal Balance	48	48	49
Impaired Financing Receivable, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, Average Recorded Investment	27	28	14
Land [Member] | Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	0	0	0
Commercial and Agriculture [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0	0
Impaired Financing Receivable, Related Allowance	0	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	0	0	0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	155	155	240
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	162	162	249
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	5	9	13
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	196	211	120
Impaired Financing Receivable, Recorded Investment	155	155	240
Impaired Financing Receivable, Unpaid Principal Balance	162	162	249
Impaired Financing Receivable, Interest Income, Accrual Method	5	9	13
Impaired Financing Receivable, Average Recorded Investment	196	211	120
Commercial and Agriculture [Member] | Impaired Loans Receivable With Related Allowance [Member]
Impaired Financing Receivable, Related Allowance	$ 0	$ 0	$ 0

DISCLOSURES ABOUT THE CREDIT QUALITY OF LOANS RECEIVABLE AND THE ALLOWANCE FOR LOAN LOSSES (IN THOUSANDS) (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012
Financing Receivable, Modifications, Recorded Investment	$ 20,871	$ 21,763	$ 22,394
Impaired Financing Receivable, Unpaid Principal Balance	34,461		38,331
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications, Recorded Investment	20,900
Impaired Financing Receivable, Unpaid Principal Balance	$ 21,500

TROUBLED DEBT RESTRUCTURINGS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Loans	Sep. 30, 2012 Loans	Jun. 30, 2012 Loans
Financing Receivable, Modifications, Unpaid Principal Balance, Accrual Status	$ 11,561		$ 13,211
Financing Receivable, Modifications, Unpaid Principal Balance, Nonaccrual Status	9,918		9,839
Financing Receivable, Modifications, Unpaid Principal Balance	21,479		23,050
Financing Receivable, Modifications, Related Allowance	608		656
Financing Receivable, Modifications, Recorded Investment	20,871	21,763	22,394
Financing Receivable, Modifications, Number of Loans	46	46	48
Financing Receivable, Modifications, Average Recorded Investments	21,677		23,073
One- to Four-Family Residential Real Estate [Member]
Financing Receivable, Modifications, Unpaid Principal Balance, Accrual Status	2,084		2,374
Financing Receivable, Modifications, Unpaid Principal Balance, Nonaccrual Status	2,936		2,601
Financing Receivable, Modifications, Unpaid Principal Balance	5,020		4,975
Financing Receivable, Modifications, Related Allowance	23		26
Financing Receivable, Modifications, Recorded Investment	4,997		4,949
Financing Receivable, Modifications, Number of Loans	27		28
Financing Receivable, Modifications, Average Recorded Investments	4,904		5,365
Multi-family Residential Real Estate [Member]
Financing Receivable, Modifications, Unpaid Principal Balance, Accrual Status	5,832		7,715
Financing Receivable, Modifications, Unpaid Principal Balance, Nonaccrual Status	4,116		4,251
Financing Receivable, Modifications, Unpaid Principal Balance	9,948		11,966
Financing Receivable, Modifications, Related Allowance	154		165
Financing Receivable, Modifications, Recorded Investment	9,794		11,801
Financing Receivable, Modifications, Number of Loans	11		12
Financing Receivable, Modifications, Average Recorded Investments	10,997		11,514
Non-Residential Real Estate [Member]
Financing Receivable, Modifications, Unpaid Principal Balance, Accrual Status	3,645		3,122
Financing Receivable, Modifications, Unpaid Principal Balance, Nonaccrual Status	2,866		2,987
Financing Receivable, Modifications, Unpaid Principal Balance	6,511		6,109
Financing Receivable, Modifications, Related Allowance	431		465
Financing Receivable, Modifications, Recorded Investment	6,080		5,644
Financing Receivable, Modifications, Number of Loans	8		8
Financing Receivable, Modifications, Average Recorded Investments	$ 5,776		$ 6,194

TROUBLED DEBT RESTRUCTURINGS (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Interest income recognized on TDRs	$ 129	$ 189	$ 252	$ 384
One- to Four-Family Residential Real Estate [Member]
Interest income recognized on TDRs	18	36	35	71
Multi-family Residential Real Estate [Member]
Interest income recognized on TDRs	83	115	169	232
Non-Residential Real Estate [Member]
Interest income recognized on TDRs	28	37	48	79
Construction Loans [Member]
Interest income recognized on TDRs	0	1	0	2
Commercial [Member]
Interest income recognized on TDRs	0	0	0	0
Consumer [Member]
Interest income recognized on TDRs	$ 0	$ 0	$ 0	$ 0

TROUBLED DEBT RESTRUCTURINGS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012 Loans		Dec. 31, 2012 Loans
Beginning balance	$ 21,763		$ 22,394
Additions to TDR	525		681
Charge-offs	0		0
Removal of TDRs	(1,228)	[1]	(1,374)	[1]
Payments	(189)		(830)
Ending balance	$ 20,871		$ 20,871
Beginning balance	46		48
Additions to TDR, Number of Loans	1		1
Charge-offs	0		0
Removal of TDRs	(1)	[1]	(3)	[1]
Payments	0		0
Ending balance	46		46

[1]	One TDR was foreclosed on during the six month period and transferred to REO in the amount of $146,000. At June 30, 2012, one customer had two TDRs that were restructured during the six months ended December 31, 2012 into one loan.

TROUBLED DEBT RESTRUCTURINGS (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012 Loans	Dec. 31, 2012 Basis_Points Loans	Jun. 30, 2012 Basis_Points
Description of Debt Coverage Ratio		debt service coverage ratio of 1.5x or better.
Description of Maturity Period		The resulting payment is calculated based upon a 30-year amortization period, then fixed for two years, with the loan maturing at the end of the two year period.
Additions to TDR, Number of Loans	1	1
Financing Receivable Modifications, Recorded Investment Additions	$ 525,000	$ 681,000
Concessions of Interest Rate Reduction Points		25	300
Troubled Debt Restructuring, Secured Financial Receivable	479,000	479,000
Troubled Debt Restructuring, Maturity Date		Dec 31, 2015
Troubled Debt Restructuring, Appraisals Amount	706,000	706,000
Troubled Debt Restructuring, Debt Service, Coverage Ratio	1.2	1.2
Maximum [Member]
Troubled Debt Restructuring, Loan Percentage	80.00%	80.00%
Troubled Debt Restructuring [Member]
Additions to TDR, Number of Loans		46	48
Financing Receivable Modifications, Recorded Investment Additions		20,900,000	23,100,000
Allowance for Loan and Lease Losses, Provision for Loss, Gross		608,000	656,000
No Related Allowance for Loan Losses, Total		13,400,000	17,400,000
Allowance for Loan and Lease Losses, Provision for Loss, Net		7,500,000	5,700,000
Description of Interest on Loan Payment		structured as interest only payment loans for periods of one to three years.	structured as interest only payment loans for periods of one to three years.
Number of Principal and Interest Payment Loans		41	39
Number of Interest Payment Loans		5	9
Foreclosed Real Estate Expense		146,000
Increase in Restructuring Recorded Investment		156,000
Note A [Member]
Troubled Debt Restructuring, Secured Financial Receivable	375,000	375,000
Note B [Member]
Troubled Debt Restructuring, Secured Financial Receivable	106,000	106,000
Troubled Debt Restructuring, Interest Rate Percentage	0.00%	0.00%
Single Family Residence [Member]
Troubled Debt Restructuring, Secured Financial Receivable	$ 180,000	$ 180,000

EFFECT OF RECENT ACCOUNTING PRONOUNCEMENTS (Details Textual)	6 Months Ended
Dec. 31, 2012
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The ASU became effective for the Company during the quarter ended September 30, 2012. The adoption of this ASU does not impact the way the Company reports comprehensive income, and did not have an impact on the Company's consolidated financial statements.
Accounting Standards Update 2011-12 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The ASU became effective for the Company during the quarter ended September 30, 2012. The adoption of this ASU did not have a significant impact on the Company's consolidated financial statements.
Accounting Standards Update 2012-02 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In July 2012 the FASB issued ASU 2012-02, Intangibles - goodwill and other (Topic 350). The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. Effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued.
Accounting Standards Update 2012-03 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In August 2012 the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. Because the amendments in this ASU reflect only guidance modifications that the SEC had previously issued, the amendments have no incremental impact on the reporting entity.
Accounting Standards Update 2012-04 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements. The amendments in this update clarify the Codification or corrects unintended application of guidance and includes amendments identifying when the use of fair value should be linked to the definition of fair value in Topic 820, Fair Value Measurement. For public entities, amendments subject to transition guidance will be effective for fiscal periods beginning after December 15, 2012.

SUBSEQUENT EVENT (Details Textual) (Subsequent Event [Member], USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Jan. 09, 2013	Dec. 31, 2012
Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.6573
Shares, Issued	2,089,939
Stock Issued During Period, Shares, New Issues	3,060,058
Equity Issuance, Per Share Amount	$ 8
Stock Issued During Period, Shares, Employee Stock Ownership Plan	194,007
Proceeds from Issuance Initial Public Offering	$ 24.5
Offering Cost	2.8
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		22.9
Other Assets		1.7
Proceeds from Issuance Initial Public Offering, Net	$ 21.7